Revenue - Disaggregated Revenues and Cost to Obtain a Contract (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of revenues
Total revenues, gross	$ 971,620	$ 967,307
Deferred revenues adjustment	(3,152)	(49,673)
Total Revenues, net	968,468	917,634
Amortization expense	9,995	4,335
Prepaid expenses
Disaggregation of revenues
Prepaid sales commissions	10,407	8,285
Noncurrent assets
Disaggregation of revenues
Prepaid sales commissions	9,493	5,457
Subscription revenues
Disaggregation of revenues
Total revenues, gross	794,097	785,717
Transaction revenues
Disaggregation of revenues
Total revenues, gross	$ 177,523	$ 181,590